Right-of-use assets and Lease liabilities	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Right-of-use assets and Lease liabilities	Right-of-use assets and Lease liabilities
Right-of-use assets
Right-of-use assets as of December 31, 2021 and 2020 were comprised of the following:

($ millions)	2021	2020
Land	17	20
Buildings	326	310
Machinery & equipment and other assets	29	28
Total right-of-use assets	372	358
Depreciation charges of $81 million and $79 million for the years ended December 31, 2021 and 2020, respectively, are shown in the table below by underlying class of asset:

($ millions)	2021	2020
Land	1	1
Buildings	60	59
Machinery & equipment and other assets	20	19
Total depreciation of right-of-use assets	81	79
Additions to right-of-use assets amounted to $115 million and $107 million for the years ended December 31, 2021 and 2020, respectively.
Lease liabilities
Lease liabilities totaled $406 million as of December 31, 2021, including $67 million in current lease liabilities and $339 million in non-current lease liabilities. The contractual maturities of the undiscounted lease liabilities as of December 31, 2021 and 2020, are as follows:

	Lease liabilities undiscounted
($ millions)	2021	2020
Not later than one year	80	82
Between one and five years	197	203
Later than five years	237	203
Total lease liabilities undiscounted	514	488

	Lease liabilities
($ millions)	2021	2020
Not later than one year	67	70
Between one and five years	157	168
Later than five years	182	147
Total lease liabilities	406	385
Additional disclosures
The following table provides additional disclosures related to right-of-use assets and lease liabilities:

($ millions)	2021	2020
Interest expense on lease liabilities	13	13
Expense on short-term, low value and variable leases	7	4
Total cash outflows for leases	92	85
Thereof:
Lease liability payments(1)	72	69
Interest payments(2)	13	12
Short-term, low value and variable lease payments(2)	7	4
(1)     Reported as cash outflows from financing activities net of lease incentives received
(2)     Included within total net cash flows from operating activities